Schedule of Warrant Activity (Details) - Warrant [Member]	6 Months Ended		9 Months Ended						12 Months Ended
	Dec. 31, 2020 $ / shares shares	Dec. 31, 2020 $ / shares $ / shares shares	Sep. 30, 2021 $ / shares $ / shares shares	Sep. 30, 2021 $ / shares shares	Sep. 30, 2020 $ / shares $ / shares shares		Sep. 30, 2020 $ / shares shares		Jun. 30, 2020 $ / shares shares
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of warrants, beginning balance | shares	37,844,404	37,844,404	95,777,806	95,777,806	36,452,284		36,452,284		13,046,484
Weighted average exercise price, beginning balance				$ 0.54			$ 0.48
Weighted average grant date, beginning balance | shares	0.09	0.09	0.08	0.08	0.16		0.16		0.27
Number of warrants, Issued | shares	58,284,148	58,284,148	19,994,080	19,994,080	62,238,632		62,238,632		27,360,284
Weighted average exercise price, Issued				$ 0.6			$ 0.49
Weighted average grant date, Issued | shares	0.11	0.11	0.19	0.19	0.26		0.26		0.03
Number of warrants, Expired | shares	350,746	350,746							(229,464)
Weighted average grant date, Expired	$ 5.63								$ 3.54
Number of warrants, Excercised | shares	(3,315,200)	(3,315,200)			(2,332,900)	[1]	(2,332,900)	[1]	(2,332,900)	[2]
Weighted average exercise price, exercised							$ 0.25	[1]
Weighted average grant date, Exercised					$ 0.02	[1]			$ 0.02	[2]
Number of warrants, Expired | shares	(350,746)	(350,746)							229,464
Number of warrants, ending balance | shares	95,777,806	95,777,806	112,858,578	112,858,578	96,011,838		96,011,838		37,844,404
Weighted average exercise price, ending balance			$ 0.55	$ 0.55	$ 0.47		$ 0.47
Weighted average grant date, ending balance | shares	0.08	0.08	0.19	0.19	0.20		0.20		0.09
Number of warrants, Expired | shares			(2,913,308)	(2,913,308)	(346,178)		(346,178)
Weighted average exercise price, expired				$ 0.48			$ 14.84
Weighted average grant date, Expired			$ 0.14		$ 5.97
Weighted average exercise price, ending balance		$ 0.54		$ 0.55			$ 0.47
Weighted average grant date, beginning balance | shares			0.16	0.16
CAD [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Weighted average exercise price, beginning balance	$ 0.43		$ 0.54						$ 0.88
Weighted average exercise price, Issued	0.50								0.27
Weighted average exercise price, Expired	14.84								8.50
Weighted average exercise price, exercised									0.25	[2]
Weighted average exercise price, ending balance	0.54	$ 0.54							0.43
Weighted average exercise price, ending balance	$ 0.54								$ 0.43

[1]	During the nine months ended September 30, 2020, 2,332,900 warrants were exercised at C$0.25 per warrant for gross proceeds of C$583,225 ($417,006). In conjunction with the exercise of warrants, the Company recognized a change in derivative liability of $871,710.
[2]	During the year ended June 30, 2020, 2,332,900 warrants were exercised at C$0.25 per warrant for gross proceeds of C$583,225 ($417,006). In conjunction with the exercise of warrants, the Company recognized a change in derivative liability of $871,710.